Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2016
Registrant Name	Victory Portfolios II
Central Index Key	0001547580
Amendment Flag	false
Document Creation Date	Oct. 27, 2016
Document Effective Date	Nov. 01, 2016
Prospectus Date	Nov. 01, 2016
Victory CEMP US 500 Volatility Wtd Index ETF | Victory CEMP US 500 Volatility Wtd Index ETF
Prospectus:
Trading Symbol	CFA
Victory CEMP US Small Cap Volatility Wtd Index ETF | Victory CEMP US Small Cap Volatility Wtd Index ETF
Prospectus:
Trading Symbol	CSA
Victory CEMP International Volatility Wtd Index ETF | Victory CEMP International Volatility Wtd Index ETF
Prospectus:
Trading Symbol	CIL
Victory CEMP Emerging Market Volatility Wtd Index ETF | Victory CEMP Emerging Market Volatility Wtd Index ETF
Prospectus:
Trading Symbol	CEZ
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF | Victory CEMP US Large Cap High Div Volatility Wtd Index ETF
Prospectus:
Trading Symbol	CDL
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF | Victory CEMP US Small Cap High Div Volatility Wtd Index ETF
Prospectus:
Trading Symbol	CSB
Victory CEMP International High Div Volatility Wtd Index ETF | Victory CEMP International High Div Volatility Wtd Index ETF
Prospectus:
Trading Symbol	CID
Victory CEMP Emerging Market High Div Volatility Wtd Index ETF | Victory CEMP Emerging Market High Div Volatility Wtd Index ETF
Prospectus:
Trading Symbol	CEY
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF | Victory CEMP US 500 Enhanced Volatility Wtd Index ETF
Prospectus:
Trading Symbol	CFO
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF | Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF
Prospectus:
Trading Symbol	CDC
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF | Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF
Prospectus:
Trading Symbol	CSF
Victory CEMP US Developed Enhanced Volatility Wtd Index ETF | Victory CEMP US Developed Enhanced Volatility Wtd Index ETF
Prospectus:
Trading Symbol	CIZ